U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Asset Management & Custody Banks - 0.4%
DigitalBridge Group, Inc.	12,474	$121,122

Data Center REITs - 6.8%
Digital Realty Trust, Inc.	5,762	922,612
Equinix, Inc.	1,424	1,072,713
		1,995,325

Diversified REITs - 2.8%
Alexander & Baldwin, Inc.	3,081	48,156
American Assets Trust, Inc.	6,606	128,817
Armada Hoffler Properties, Inc.	4,109	26,996
Broadstone Net Lease, Inc.	2,073	36,423
Essential Properties Realty Trust, Inc.	937	29,665
WP Carey, Inc.	8,026	540,712
		810,769

Health Care Facilities - 0.4%
National HealthCare Corp.	871	118,709

Health Care REITs - 10.5%
Alexandria Real Estate Equities, Inc.	9,717	521,511
American Healthcare REIT, Inc.	3,262	165,644
CareTrust REIT, Inc.	3,605	135,296
Healthcare Realty Trust, Inc.	1,824	33,251
Healthpeak Properties, Inc.	7,479	136,566
LTC Properties, Inc.	2,589	94,473
National Health Investors, Inc.	1,442	114,610
Omega Healthcare Investors, Inc.	4,368	200,579
Sabra Health Care REIT, Inc.	6,299	122,893
Sila Realty Trust, Inc.	3,493	83,553
Ventas, Inc.	5,062	408,149
Welltower, Inc.	4,948	1,030,273
		3,046,798

Hotel & Resort REITs - 2.2%
Apple Hospitality REIT, Inc.	8,412	100,019
DiamondRock Hospitality Co.	10,098	91,993
Host Hotels & Resorts, Inc.	10,463	184,463
Ryman Hospitality Properties, Inc.	1,349	128,735
Sunstone Hotel Investors, Inc.	10,489	98,177
Xenia Hotels & Resorts, Inc.	2,180	30,476
		633,863

Hotels, Resorts & Cruise Lines - 5.4%
Choice Hotels International, Inc.	936	85,419
Hilton Worldwide Holdings, Inc.	1,885	537,282
Hyatt Hotels Corp. - Class A	1,198	196,939
Marriott International, Inc. - Class A	2,130	649,203
Wyndham Hotels & Resorts, Inc.	1,430	104,676
		1,573,519

Industrial REITs - 16.0%
Americold Realty Trust, Inc.	1,761	19,072
EastGroup Properties, Inc.	3,316	600,793
First Industrial Realty Trust, Inc.	8,209	469,883
Innovative Industrial Properties, Inc.	9,875	488,319
LXP Industrial Trust	797	38,654
Prologis, Inc.	10,669	1,371,287
Rexford Industrial Realty, Inc.	773	32,164
STAG Industrial, Inc.	19,177	753,273
Terreno Realty Corp.	14,046	881,948
		4,655,393

Multi-Family Residential REITs - 14.8%
Apartment Investment and Management Co. - Class A	3,321	18,963
AvalonBay Communities, Inc.	5,517	1,003,763
Camden Property Trust	3,885	413,131
Centerspace	506	33,780
Elme Communities	1,824	31,665
Equity Residential	12,593	777,618
Essex Property Trust, Inc.	2,046	539,366
Independence Realty Trust, Inc.	27,591	473,186
Mid-America Apartment Communities, Inc.	3,574	485,671
UDR, Inc.	14,650	533,553
		4,310,696

Office REITs - 14.8%
BXP, Inc.	8,774	634,887
COPT Defense Properties	18,557	570,257
Cousins Properties, Inc.	18,539	477,935
Douglas Emmett, Inc.	8,077	98,459
Easterly Government Properties, Inc.	5,100	111,180
Empire State Realty Trust, Inc. - Class A	33,504	235,533
Highwoods Properties, Inc.	23,820	662,196
JBG SMITH Properties	3,248	59,211
Kilroy Realty Corp.	23,367	1,002,211
Paramount Group, Inc. (a)	4,584	30,208
SL Green Realty Corp.	541	25,497
Vornado Realty Trust	10,876	400,454
		4,308,028

Other Specialized REITs - 3.6%
Four Corners Property Trust, Inc.	43,698	1,050,500

Retail REITs - 15.2%
Acadia Realty Trust	18,857	387,888
Agree Realty Corp.	2,931	220,470
Alexander's, Inc.	111	23,524
Brixmor Property Group, Inc.	10,118	264,484
Federal Realty Investment Trust	4,671	461,168
Getty Realty Corp.	8,203	233,539
InvenTrust Properties Corp.	4,535	129,429
Kimco Realty Corp.	16,777	346,613
Kite Realty Group Trust	10,415	241,003
NETSTREIT Corp.	6,812	124,864
NNN REIT, Inc.	679	28,077
Phillips Edison & Co., Inc.	6,438	228,549
Realty Income Corp.	3,318	191,150
Regency Centers Corp.	6,268	446,031
Simon Property Group, Inc.	4,360	812,355
Tanger, Inc.	7,379	247,787
Urban Edge Properties	1,463	28,119
		4,415,050

Self-Storage REITs - 1.8%
CubeSmart	2,568	95,607
Extra Space Storage, Inc.	1,383	184,174
Public Storage	915	251,204
		530,985

Single-Family Residential REITs - 5.0%
American Homes 4 Rent - Class A	19,230	617,668
Equity LifeStyle Properties, Inc.	3,532	222,057
Invitation Homes, Inc.	8,532	240,602
Sun Communities, Inc.	2,422	312,051
UMH Properties, Inc.	4,888	73,955
		1,466,333
TOTAL COMMON STOCKS (Cost $29,550,520)		29,037,090

TOTAL INVESTMENTS - 99.7% (Cost $29,550,520)		29,037,090
Other Assets in Excess of Liabilities - 0.3%		83,473
TOTAL NET ASSETS - 100.0%		$29,120,563

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

U.S. Diversified Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,037,090	$–	$–	$29,037,090
Total Investments	$29,037,090	$–	$–	$29,037,090

Refer to the Schedule of Investments for further disaggregation of investment categories.